UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08229
______________________________________________

UBS Index Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Item 1. Reports to Stockholders.

UBS S&P 500 Index Fund
Semiannual Report
November 30, 2007

UBS S&P 500 Index Fund

January 15, 2008

UBS S&P 500 Index Fund
Dear shareholder,	Investment goal:
This report provides an overview of the performance of UBS S&P 500 Index Fund (the “Fund”) for the six months ended November 30, 2007.	Replicate the total return of the S&P 500 Index, before fees and expenses

Performance	Portfolio Managers:
The Fund seeks to accomplish its investment goal by buying and holding substantially all of the common stocks making up the S&P 500 Index (the “Index”).	Portfolio Management Team, including Ian Ashment UBS Global Asset Management (Americas) Inc.

Commencement:
Class A—October 2, 1998
Class B—November 7, 2003
Class C—October 7, 1998
Class C-2—November 7, 2003
Class Y—December 31, 1997

Dividend payments:
Annually, if any

Over the six months ended November 30, 2007, the Fund’s Class A shares declined by 2.64% net of expenses and before deducting any sales charges (after deducting maximum sales charges, the shares declined 5.09%). These results slightly underperformed the 2.33% decline of the Index. The Fund’s underperformance versus the Index is largely attributable to the effect of fees and expenses embedded in the Fund that are not embedded in the Index. During the same period, the median return for the Lipper S&P 500 Index Objective Funds category declined 2.54%. (Returns for all share classes over various time periods are shown in “Performance at a glance” on pages 7 and 8.)

An interview with Lead Portfolio Manager Ian Ashment
Q.	How would you describe the economic environment during the Fund’s semiannual reporting period?
A.	The US economy appeared to strengthen during the six-month reporting period. Following an anemic first quarter, the economy picked up steam in the second quarter of 2007, boosted by improving manufacturing activity. During this period, gross domestic product (GDP) growth was a solid 3.8%. The Commerce Department then reported that its final estimate for third quarter GDP growth was 4.9%. Despite the weak housing market, the issues related to subprime mortgages, and tighter credit conditions, economic growth remained robust due, in part, to strong consumer spending and increased exports.

UBS S&P 500 Index Fund

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. However, as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. As credit concerns mounted, the Fed provided greater amounts of liquidity to the market in an effort to facilitate normal market operations. In mid-August, the Fed lowered the discount rate—the rate the Fed uses for loans it makes directly to banks. Then, in mid-September, the Fed continued to take action by reducing the federal funds rate from 5.25% to 4.75%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This was the first reduction in the fed funds rate since June 2003.

The Fed further lowered rates in October, and again in early December, following the conclusion of the reporting period. At the time of this writing, the fed funds rate stood at 4.25%, its lowest level since December 2005. In its statement released in conjunction with its December meeting, the Fed stated: “Incoming information suggests that economic growth is slowing, reflecting the intensification of the housing correction and some softening in business and consumer spending. Moreover, strains in financial markets have increased in recent weeks. Today’s action, combined with the policy actions taken earlier, should help promote moderate growth over time.”

Q.	What were some of the trends that drove stock prices lower during the reporting period?
A.	The US stock market was extremely volatile during the six-month reporting period ended November 30, 2007. After posting positive returns during four of the first five months of the calendar year, US equity prices fell sharply in June and July 2007. This was largely due to troubles in the housing market. In addition, inflationary pressures led to concerns that the Fed would not cut interest rates in the near future.

US stock prices then began to rise in late August 2007 and continued to do so through October. This rebound was triggered when the Fed lowered interest rates in an attempt to alleviate the credit crunch and avoid a recession. Investors’ hopes that the stock market’s rally would continue ended suddenly in November, however. Lackluster third quarter corporate profits, surging oil prices and continued fallout from the subprime mortgage market caused the Index to fall 10% from its peak

UBS S&P 500 Index Fund

in October. This 10% decline, often referred to as a “correction,” was the first such occurrence since 2003. All told, the Index declined 2.33% over the six-month reporting period.

Q.	Can you describe some of the sectors and stocks that performed well, and some of those that didn’t, during the reporting period?
A.	While seven of the 10 sectors within the Index generated positive returns during the reporting period, it was not enough to overcome the negative performance from stocks in the financials (-16.8%), consumer discretionary (-12.9%) and telecommunication services (-8.5%) sectors. The poor results in the financials sector were particularly damaging, as they represented the largest portion of the overall Index (18.5%). In contrast, the energy (+8.7%), consumer staples (+7.8%) and information technology (+5.5%) sectors were the best-performing sectors over the reporting period.

In terms of individual stocks, E*TRADE Financial Corp., Countrywide Financial Corp., Ambac Financial Group, Inc., Lennar Corp. and MGIC Investment Corp. were the biggest underperformers during the reporting period. On the upside, Monsanto Co., Apollo Group, Inc., Apple Computer, Inc., National-Oilwell Varco, Inc. and Deere & Co. were the largest absolute contributors to performance.

Q.	From a style standpoint, which tended to perform better: growth or value stocks?
A.	During the six-month reporting period, growth stocks outperformed value stocks, as the Russell 1000 Growth Index gained 2.24% and the Russell 1000 Value Index declined 7.33%. From a market capitalization perspective, large-cap stocks outperformed their mid- and small-cap counterparts. Over the six-month period, the Russell 1000 Index, which tracks large-cap stocks, the Russell Midcap Index, and the Russell 2000 Index, which tracks small-cap stocks, declined 2.56%, 5.79% and 8.82%, respectively.

Q.	What is your outlook for the economy?
A.	Our analysis points to pockets of vulnerability in the US economy, and we acknowledge the potential for slowing growth into 2008. However, we do not anticipate enough turmoil to trigger a widespread global economic slowdown. We will continue to actively monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy. Due to recent strains in the subprime mortgage market, we also plan to remain alert to changes in the risk premium (the return over the risk-free rate)

UBS S&P 500 Index Fund

associated with short-term securities, as well as the effects of subprime lending on the rest of the economy.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS Funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS S&P 500 Index Fund
Head of the Americas
UBS Global Asset Management (Americas) Inc.

Ian Ashment
Lead Portfolio Manager
UBS S&P 500 Index Fund
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2007, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

S&P 500® is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

*	Mutual funds are sold by prospectus only. You should read the prospectus carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2007 to November 30, 2007.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS S&P 500 Index Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Beginning account value June 1, 2007	Ending account value November 30, 2007	Expenses paid during period(1) 06/01/07 to 11/30/07

Class A	Actual	$1,000.00	$973.60	$3.45

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,021.50	3.54

Class B	Actual	1,000.00	971.20	5.42

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.50	5.55

Class C	Actual	1,000.00	969.30	7.14

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,017.75	7.31

Class C-2	Actual	1,000.00	971.60	5.42

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.50	5.55

Class Y	Actual	1,000.00	974.30	2.22

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,022.75	2.28

(1)	Expenses are equal to the Fund’s annualized net expense ratios: Class A: 0.70%, Class B: 1.10%, Class C: 1.45%, Class C-2: 1.10% and Class Y: 0.45%, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

UBS S&P 500 Index Fund

Performance at a glance (unaudited)

Average annual total returns for periods ended 11/30/07

					Since
		6 months	1 year	5 years	inception°

	Class A(1)	–2.64%	6.99%	10.90%	5.50%

	Class B (2)	–2.88	6.56	N/A	9.60

Before deducting maximum	Class C (3)	–3.07	6.18	10.08	4.73

sales charge	Class C-2 (4)	–2.84	6.60	N/A	9.60

	Class Y (5)	–2.57	7.28	11.16	5.57

	Class A (1)	–5.09	4.32	10.34	5.21

After deducting maximum	Class B (2)	–5.80	3.56	N/A	9.41

sales charge	Class C (3)	–4.04	5.18	10.08	4.73

	Class C-2 (4)	–3.47	5.95	N/A	9.60

S&P 500 Index(6)		–2.33	7.72	11.63	6.04

Lipper S&P 500 Index Objective Funds median(7)		–2.54	7.25	11.14	5.65

For the Fund’s most recent quarter-end performance information, please refer to the “Average annual total return” table on page 8.

°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds median are calculated as of December 31, 1997, which is the inception date of the oldest share class (Class Y).

(1)	Maximum sales charge for Class A shares is 2.5%.Class A shares bear ongoing 12b-1 service fees.

(2)	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

(4)	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

(5)	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

(6)	The S&P 500 Index is an unmanaged, weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

(7)	Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Performance at a glance (unaudited) (concluded)

Average annual total returns for periods ended 12/31/07

						Since
		6 months	1 year	5 years	10 years	inception°

	Class A(1)	–1.75%	4.71%	12.09%	N/A	5.36%

	Class B (2)	–1.95	4.36	N/A	N/A	9.18

Before deducting	Class C (3)	–2.07	4.01	11.25	N/A	4.60

maximum sales charge	Class C-2 (4)	–1.88	4.39	N/A	N/A	9.19

	Class Y (5)	–1.58	5.05	12.35	5.45%	5.45

	Class A(1)	–4.21	2.10	11.52	N/A	5.07

After deducting	Class B (2)	–4.80	1.36	N/A	N/A	8.99

maximum sales charge	Class C (3)	–3.02	3.01	11.25	N/A	4.60

	Class C-2 (4)	–2.50	3.74	N/A	N/A	9.19

°	Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares.

(1)	Maximum sales charge for Class A shares is 2.5%.Class A shares bear ongoing 12b-1 service fees.

(2)	Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

(3)	Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

(4)	Maximum contingent deferred sales charge for Class C-2 shares is 0.65% imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

(5)	The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

If an investor sells or exchanges shares less than 90 days after purchase, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted otherwise in the prospectus.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

UBS S&P 500 Index Fund

Portfolio statistics (unaudited)

Characteristics	11/30/07		05/31/07	11/30/06

Net assets (mm)	$203.0		$223.8	$217.5

Number of securities	494		494	495

Portfolio composition(1)	11/30/07		05/31/07	11/30/06

Common stocks	99.2%		99.8%	98.7%

Futures	(0.0	)(2)	0.0 (2)	0.0 (2)

Cash equivalents and
other assets less liabilities	0.8		0.2	1.3

Total	100.0%		100.0%	100.0%

Top five sectors(1)	11/30/07		05/31/07		11/30/06

Financials	18.5%	Financials	21.4%	Financials	21.8%

Information		Information		Information
technology	16.1	technology	15.1	technology	15.3

Health care	11.9	Health care	11.8	Health care	11.7

Industrials	11.9	Industrials	11.5	Industrials	11.1

		Consumer		Consumer
Energy	11.4	discretionary	11.0	discretionary	11.0

Total	69.8%		70.8%		70.9%

Top ten equity holdings(1)	11/30/07		05/31/07		11/30/06

Exxon Mobil	3.8%	Exxon Mobil	3.4%	Exxon Mobil	3.6%

General Electric	3.0	General Electric	2.8	General Electric	2.9

Microsoft	2.1	Citigroup	1.9	Microsoft	2.0

AT&T	1.8	Microsoft	1.9	Citigroup	1.9

Procter & Gamble	1.8	AT&T	1.9	Bank of America	1.9

Bank of America	1.5	Bank of America	1.6	Pfizer	1.6

Johnson & Johnson	1.5	Procter & Gamble	1.5	Procter & Gamble	1.6

Chevron	1.4	Pfizer	1.4	Johnson & Johnson	1.5

		American		American
Cisco	1.3	International Group	1.4	International Group	1.4

Citigroup	1.3	Johnson & Johnson	1.3	Altria Group	1.4

Total	19.5%		19.1%		19.8%

(1)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is managed to track the S&P 500 Index, and its composition will vary over time.

(2)	Weightings represent less than 0.05% of net assets as of the date indicated.

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—99.19%

	Number of
Security description	shares	Value

Aerospace & defense—2.81%
Boeing Co.	12,200	$1,128,988

General Dynamics Corp.	6,100	541,558

Goodrich Corp.	2,300	163,967

Honeywell International, Inc.	11,600	656,792

L-3 Communications Holdings, Inc.	1,700	188,105

Lockheed Martin Corp.	5,100	564,417

Northrop Grumman Corp.	5,200	409,708

Precision Castparts Corp.	2,000	294,680

Raytheon Co.	7,000	432,950

Rockwell Collins, Inc.	2,600	187,512

United Technologies Corp.	15,100	1,129,027

		5,697,704

Air freight & couriers—0.91%
Expeditors International of
Washington, Inc.	3,000	140,760

FedEx Corp.	4,900	482,503

Ryder System, Inc.	1,000	43,360

United Parcel Service, Inc., Class B	15,900	1,171,512

		1,838,135

Airlines—0.07%
Southwest Airlines Co.	10,300	145,745

Auto components—0.22%
Goodyear Tire & Rubber Co.*	2,400	69,000

Johnson Controls, Inc.	9,900	382,338

		451,338

Automobiles—0.25%
Ford Motor Co.*	29,900	224,549

General Motors Corp.	9,400	280,402

		504,951

	Number of
Security description	shares	Value

Banks—5.47%
Bank of America Corp.	67,922	$3,133,242

Bank of New York Mellon Corp.	18,191	872,440

BB&T Corp.	8,100	292,248

Comerica, Inc.	1,800	82,404

Commerce Bancorp, Inc.	3,200	127,424

Fifth Third Bancorp	8,300	248,253

First Horizon National Corp.	2,200	48,576

Hudson City Bancorp, Inc.	7,900	120,238

Huntington Bancshares, Inc.	5,600	87,864

KeyCorp	6,400	168,576

M&T Bank Corp.	900	81,864

National City Corp.	8,400	165,984

Northern Trust Corp.	3,200	259,168

PNC Financial Services Group	5,100	373,371

Regions Financial Corp.	10,923	288,695

Sovereign Bancorp, Inc.	6,035	71,032

SunTrust Banks, Inc.	5,400	378,594

Synovus Financial Corp.	5,400	134,406

US Bancorp, Inc.	26,200	866,958

Wachovia Corp.	28,948	1,244,764

Washington Mutual, Inc.	13,603	265,258

Wells Fargo & Co.	52,200	1,692,846

Zions Bancorp	1,900	103,683

		11,107,888

Beverages—2.43%
Anheuser-Busch Cos., Inc.	12,000	632,640

Brown-Forman Corp., Class B	1,300	91,832

Coca-Cola Co.	30,400	1,887,840

Coca-Cola Enterprises, Inc.	4,400	114,268

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Beverages—(concluded)
Constellation Brands, Inc., Class A*	3,300	$77,715

Molson Coors Brewing Co., Class B	1,600	86,144

Pepsi Bottling Group, Inc.	2,200	93,874

PepsiCo, Inc.	25,200	1,944,936

		4,929,249

Biotechnology—1.28%
Amgen, Inc.*	16,400	906,100

Biogen Idec, Inc.*	4,200	311,304

Celgene Corp.*	6,300	387,765

Genzyme Corp.*	4,300	322,199

Gilead Sciences, Inc.*	14,600	679,484

		2,606,852

Building products—0.06%
Masco Corp.	5,900	132,160

Chemicals—1.73%
Air Products & Chemicals, Inc.	3,200	316,928

Dow Chemical Co.	14,900	624,906

Eastman Chemical Co.	1,200	77,052

Ecolab, Inc.	3,200	153,280

E.I. du Pont de Nemours & Co.	14,500	669,175

International Flavors & Fragrances, Inc.	1,100	55,154

Monsanto Co.	8,500	844,645

PPG Industries, Inc.	2,300	157,872

Praxair, Inc.	4,900	418,362

Rohm & Haas Co.	1,800	97,866

Sigma-Aldrich Corp.	2,000	105,300

		3,520,540

Commercial services & supplies—1.05%
Allied Waste Industries, Inc.*	4,000	45,640

Apollo Group, Inc., Class A*	2,300	175,996

	Number of
Security description	shares	Value

Commercial services & supplies—(concluded)
Automatic Data Processing, Inc.	8,500	$383,010

Avery Dennison Corp.	1,500	78,165

C.H. Robinson Worldwide, Inc.	2,800	144,340

Cintas Corp.	2,200	70,378

Donnelley, R.R. & Sons Co.	3,800	139,308

Equifax, Inc.	2,000	74,460

Fiserv, Inc.*	2,800	143,724

H&R Block, Inc.	5,200	102,336

Monster Worldwide, Inc.*	2,200	74,294

Paychex, Inc.	5,700	222,300

Pitney Bowes, Inc.	3,500	134,750

Robert Half International, Inc.	2,900	78,184

Waste Management, Inc.	7,500	257,400

		2,124,285

Communications equipment—2.57%
CIENA Corp.*	1,300	57,174

Cisco Systems, Inc.*	94,600	2,650,692

Corning, Inc.	23,900	580,531

Juniper Networks, Inc.*	7,700	228,844

Motorola, Inc.	35,800	571,726

Qualcomm, Inc.	26,100	1,064,358

Tellabs, Inc.*	8,000	55,680

		5,209,005

Computers & peripherals—4.22%
Apple Computer, Inc.*	13,400	2,441,748

Dell, Inc.*	34,400	844,176

EMC Corp.*	32,800	632,056

Hewlett-Packard Co.	39,900	2,041,284

International Business Machines Corp.	20,900	2,198,262

Lexmark International, Inc.*	1,700	59,296

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Computers & peripherals—(concluded)
Network Appliance, Inc.*	5,500	$135,905

SanDisk Corp.*	3,500	131,040

Teradata Corp.*	2,900	75,284

		8,559,051

Construction & engineering—0.16%
Fluor Corp.	1,300	191,321

Jacobs Engineering Group, Inc.*	1,500	125,655

		316,976

Construction materials—0.07%
Vulcan Materials Co.	1,600	142,080

Containers & packaging—0.14%
Ball Corp.	1,500	69,375

Pactiv Corp.*	2,300	58,420

Sealed Air Corp.	3,000	70,110

Temple-Inland, Inc.	1,700	78,149

		276,054

Diversified financials—7.73%
American Capital Strategies, Ltd.	2,600	97,786

American Express Co.	18,500	1,091,130

Ameriprise Financial, Inc.	3,560	208,936

Bear Stearns Cos., Inc.	2,000	199,400

Capital One Financial Corp.	6,549	349,127

Charles Schwab Corp.	14,900	362,219

CIT Group, Inc.	3,300	87,780

Citigroup, Inc.	77,000	2,564,100

CME Group, Inc.	800	526,880

Countrywide Financial Corp.	9,800	106,036

Discover Financial Services	8,500	147,645

E*TRADE Financial Corp.*	7,100	32,660

Federal Home Loan Mortgage Corp.	9,700	340,179

	Number of
Security description	shares	Value

Diversified financials—(concluded)
Federal National Mortgage Association	15,000	$576,300

Fidelity National Information Services, Inc.	2,700	116,694

Franklin Resources, Inc.	2,700	332,586

Goldman Sachs Group, Inc.	6,360	1,441,431

IntercontinentalExchange, Inc.*	800	133,568

Janus Capital Group, Inc.	3,300	110,781

J.P. Morgan Chase & Co.	51,700	2,358,554

Legg Mason, Inc.	2,100	160,251

Lehman Brothers Holdings, Inc.	8,200	513,566

Marshall & Ilsley Corp.	4,200	132,174

Merrill Lynch & Co., Inc.	13,100	785,214

Moody’s Corp.	3,900	146,874

Morgan Stanley & Co., Inc.	16,300	859,336

NYSE Euronext, Inc.	3,800	329,080

Principal Financial Group, Inc.	4,300	281,607

SLM Corp.	6,500	247,520

State Street Corp.	6,300	503,307

T. Rowe Price Group, Inc.	4,500	276,660

Western Union Co.	11,700	264,420

		15,683,801

Diversified telecommunication services—3.35%
AT&T, Inc.	94,115	3,596,134

CenturyTel, Inc.	1,900	80,997

Citizens Communications Co.	6,000	77,880

Embarq Corp.	2,694	137,259

JDS Uniphase Corp.*	3,975	53,504

Qwest Communications International, Inc.*	25,600	169,728

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Diversified telecommunication services—(concluded)
Sprint Corp.	44,899	$696,833

Verizon Communications	44,300	1,914,203

Windstream Corp.	5,734	74,255

		6,800,793

Electric utilities—3.03%
Allegheny Energy, Inc.*	2,800	170,100

Ameren Corp.	2,900	156,165

American Electric Power Co., Inc.	6,300	300,321

CMS Energy Corp.	4,300	74,949

Consolidated Edison, Inc.	4,300	208,335

Constellation Energy Group, Inc.	2,700	270,567

Dominion Resources, Inc.	8,600	406,178

DTE Energy Co.	2,800	137,340

Dynegy, Inc., Class A*	6,700	50,987

Edison International, Inc.	4,900	274,302

Entergy Corp.	3,100	370,574

Exelon Corp.	10,400	843,128

FirstEnergy Corp.	4,700	322,232

FPL Group, Inc.	6,500	453,440

Pepco Holdings, Inc.	2,600	73,060

PG&E Corp.	5,700	263,739

Pinnacle West Capital Corp.	1,600	68,576

PPL Corp.	6,400	326,144

Progress Energy, Inc.(1)	4,200	205,044

Public Service Enterprise Group, Inc.	4,100	392,534

Southern Co.	11,900	447,678

TECO Energy, Inc.	4,100	71,012

Trane, Inc.	2,900	106,459

Xcel Energy, Inc.	6,900	159,459

		6,152,323

	Number of
Security description	shares	Value

Electrical equipment—0.68%
Cooper Industries Ltd., Class A	2,800	$140,616

Emerson Electric Co.	12,100	689,942

Molex, Inc.	2,300	63,388

Rockwell Automation, Inc.	2,700	183,303

Tyco Electronics Ltd.	8,125	303,794

		1,381,043

Electronic equipment & instruments—0.40%
Agilent Technologies, Inc.*	5,400	204,282

Jabil Circuit, Inc.	3,400	57,630

PerkinElmer, Inc.	1,700	46,376

Thermo Electron Corp.*	6,600	380,424

Waters Corp.*	1,600	124,864

		813,576

Energy equipment & services—2.04%
Baker Hughes, Inc.	5,000	401,350

BJ Services Co.	3,500	86,030

ENSCO International, Inc.	2,400	129,240

Halliburton Co.	14,200	519,862

Nabors Industries, Inc.*	4,400	118,360

National-Oilwell Varco, Inc.*	5,400	368,010

Noble Corp.	4,400	229,372

Rowan Cos., Inc.	1,900	67,260

Schlumberger Ltd.	18,300	1,710,135

Smith International, Inc.	3,300	206,976

Weatherford International Ltd.*	5,000	313,100

		4,149,695

Food & drug retailing—1.27%
CVS Corp.	23,424	939,068

Kroger Co.	10,200	293,250

Safeway, Inc.	7,100	247,080

SUPERVALU, Inc.	3,537	148,094

Sysco Corp.	8,900	289,339

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Food & drug retailing—(concluded)
Walgreen Co.	15,400	$563,486

Whole Foods Market, Inc.	2,400	103,224

		2,583,541

Food products—1.49%
Archer-Daniels-Midland Co.	10,500	381,675

Campbell Soup Co.	3,200	117,504

ConAgra Foods, Inc.	7,300	182,646

Dean Foods Co.	2,200	54,868

General Mills, Inc.	5,300	318,795

Heinz, H.J. & Co.	4,800	227,040

Kellogg Co.	4,100	221,564

Kraft Foods, Inc., Class A	23,974	828,302

McCormick & Co., Inc.	2,400	91,704

Sara Lee Corp.	12,500	210,375

The Hershey Co.	2,100	83,811

Tyson Foods, Inc., Class A	4,900	73,059

Wm. Wrigley Jr. Co.	3,725	238,400

		3,029,743

Gas utilities—0.30%
Integrys Energy Group, Inc.	1,200	61,212

NiSource, Inc.	3,500	64,785

Sempra Energy	3,700	231,694

Spectra Energy Corp.	10,446	257,389

		615,080

Health care equipment & supplies—1.73%
Applera Corp. - Applied Biosystems Group	3,100	105,896

Baxter International, Inc.	10,100	604,687

Becton, Dickinson and Co.	3,500	289,555

Boston Scientific Corp.*	18,515	233,844

C.R. Bard, Inc.	1,700	143,701

Covidien Ltd.	8,125	325,894

Medtronic, Inc.	17,300	879,705

	Number of
Security description	shares	Value

Health care equipment & supplies—(concluded)
Millipore Corp.*	800	$65,504

Patterson Cos., Inc.*	2,000	64,360

St. Jude Medical, Inc.*	5,700	226,575

Stryker Corp.	3,600	261,468

Varian Medical Systems, Inc.*	1,800	89,928

Zimmer Holdings, Inc.*	3,500	226,555

		3,517,672

Health care providers & services—2.15%
Aetna, Inc.	8,300	463,804

AmerisourceBergen Corp.	3,100	140,647

Cardinal Health, Inc.	5,400	326,970

CIGNA Corp.	4,800	257,328

Coventry Health Care, Inc.*	2,500	144,700

Express Scripts, Inc.*	3,800	257,450

Humana, Inc.*	2,400	184,872

IMS Health, Inc.	3,300	77,055

Laboratory Corp. of America Holdings*	1,500	109,005

Manor Care, Inc.	1,200	77,544

McKesson Corp.	4,600	306,958

Quest Diagnostics, Inc.	2,400	132,144

Tenet Healthcare Corp.*	8,000	44,080

UnitedHealth Group, Inc.	20,600	1,133,000

WellPoint, Inc.*	8,500	715,785

		4,371,342

Hotels, restaurants & leisure—1.50%
Carnival Corp.	7,200	324,864

Darden Restaurants, Inc.	2,200	87,538

Harrah’s Entertainment, Inc.	2,700	237,789

International Game Technology	5,400	235,764

Marriott International, Inc., Class A	4,700	176,250

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Hotels, restaurants & leisure—(concluded)
McDonald’s Corp.	18,700	$1,093,389

Starbucks Corp.*	11,500	268,985

Starwood Hotels & Resorts Worldwide, Inc., Class B	3,500	187,880

Wendy’s International, Inc.	1,800	50,454

Wyndham Worldwide Corp.	3,540	103,262

Yum! Brands, Inc.	7,500	278,625

		3,044,800

Household durables—0.44%
Black & Decker Corp.	1,200	99,180

Centex Corp.	1,900	39,634

D.R. Horton, Inc.	4,200	50,274

Fortune Brands, Inc.	2,300	176,295

Harman International Industries, Inc.	1,000	73,600

KB HOME	1,400	29,246

Leggett & Platt, Inc.	2,700	55,566

Lennar Corp., Class A	2,100	33,264

Newell Rubbermaid, Inc.	4,700	125,866

Pulte Homes, Inc.	3,400	34,748

Stanley Works	1,200	62,580

Whirlpool Corp.	1,300	105,248

		885,501

Household products—2.36%
Clorox Co.	1,700	110,296

Colgate-Palmolive Co.	8,000	640,640

Kimberly Clark Corp.	6,500	453,765

Procter & Gamble Co.	48,352	3,578,048

		4,782,749

Industrial conglomerates—3.80%
3M Co.	11,000	915,860

General Electric Co.	157,500	6,030,675

Reynolds American, Inc.	2,300	161,046

	Number of
Security description	shares	Value

Industrial conglomerates—(concluded)
Textron, Inc.	4,000	$276,200

Tyco International Ltd.	8,125	326,056

		7,709,837

Insurance—4.24%
ACE Ltd.	4,900	293,167

AFLAC, Inc.	7,800	488,592

Allstate Corp.	9,100	465,192

Ambac Financial Group, Inc.	1,300	35,399

American International Group, Inc.	39,400	2,290,322

AON Corp.	4,800	239,856

Assurant, Inc.	1,400	91,602

Chubb Corp.	6,100	332,755

Cincinnati Financial Corp.	2,965	118,541

Genworth Financial, Inc., Class A	6,100	160,064

Hartford Financial Services Group, Inc.	4,900	467,068

Leucadia National Corp.	2,100	98,616

Lincoln National Corp.	3,745	230,579

Loews Corp.	6,600	315,414

Marsh & McLennan Cos., Inc.	8,800	221,056

MBIA, Inc.	1,900	69,369

Metlife, Inc.	11,300	741,167

MGIC Investment Corp.	1,100	25,872

Progressive Corp.	10,100	185,840

Prudential Financial, Inc.	7,300	687,222

SAFECO Corp.	1,700	98,107

The Travelers Cos., Inc.	10,300	547,033

Torchmark Corp.	1,600	98,688

UnumProvident Corp.	5,500	136,620

XL Capital Ltd., Class A	3,000	175,590

		8,613,731

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Internet & catalog retail—0.56%
Amazon.com, Inc.*	5,000	$452,800

eBay, Inc.*	18,000	603,540

Expedia, Inc.*	2,700	88,020

		1,144,360

Internet software & services—1.64%
Akamai Technologies, Inc.*	2,400	91,344

Google, Inc., Class A*	3,515	2,435,895

IAC/InterActiveCorp*	3,200	89,056

VeriSign, Inc.*	3,800	155,420

Yahoo!, Inc.*	20,800	557,648

		3,329,363

IT consulting & services—0.40%
Affiliated Computer Services, Inc.*	1,500	62,940

Cognizant Technology Solutions Corp., Class A*	4,000	124,400

Computer Sciences Corp.*	2,800	147,896

Electronic Data Systems Corp.	8,000	162,080

Sun Microsystems, Inc.*	13,600	282,608

Unisys Corp.*	7,300	36,208

		816,132

Leisure equipment & products—0.24%
Brunswick Corp.	1,600	32,624

Eastman Kodak Co.	4,400	103,312

Harley-Davidson, Inc.	3,700	177,674

Hasbro, Inc.	3,100	86,087

Mattel, Inc.	4,900	97,902

		497,599

Machinery —1.84%
Caterpillar, Inc.	10,000	719,000

Cummins, Inc.	1,600	187,040

Danaher Corp.	3,800	329,916

Deere & Co.	3,400	584,120

Dover Corp.	3,200	148,096

	Number of
Security description	shares	Value

Machinery—(concluded)
Eaton Corp.	2,500	$223,275

Illinois Tool Works, Inc.	6,900	382,950

Ingersoll Rand Co., Class A	4,400	227,216

ITT Industries, Inc.	2,500	161,100

Manitowoc Co., Inc.	1,700	74,545

PACCAR, Inc.	5,775	292,273

Pall Corp.	1,400	53,550

Parker-Hannifin Corp.	3,000	238,290

Terex Corp.*	1,700	109,565

		3,730,936

Media—2.87%
CBS Corp., Class B	9,800	268,814

Clear Channel Communications, Inc.	7,300	262,070

Comcast Corp., Class A*	48,350	993,109

E.W. Scripps Co., Class A	1,400	60,830

Gannett Co., Inc.	3,700	135,975

Interpublic Group Cos., Inc.*	7,000	66,430

McGraw-Hill Cos., Inc.	5,300	260,124

New York Times Co., Class A	2,300	37,950

News Corp., Class A	35,200	741,664

Omnicom Group, Inc.	4,600	224,250

The DIRECTV Group, Inc.*	11,000	273,570

Time Warner, Inc.	58,600	1,011,436

Tribune Co.	1,269	39,390

Viacom Inc., Class B*	10,300	432,806

Walt Disney Co.	30,400	1,007,760

		5,816,178

Metals & mining—1.22%
Alcoa, Inc.	13,800	501,906

Allegheny Technologies, Inc.	1,600	156,400

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Metals & mining—(concluded)
Consol Energy, Inc.	3,000	$177,840

Freeport-McMoRan Copper & Gold, Inc., Class B	5,745	568,353

Newmont Mining Corp.	7,400	367,706

Nucor Corp.	4,500	266,445

Peabody Energy Corp.	4,200	233,688

United States Steel Corp.	2,000	195,400

		2,467,738

Multi-line retail—1.92%
Costco Wholesale Corp.	6,700	451,580

Family Dollar Stores, Inc.	2,200	51,810

J.C. Penney Co., Inc. (Holding Co.)	3,500	154,420

Kohl’s Corp.*	5,200	256,256

Macy’s, Inc.	6,812	201,976

Nordstrom, Inc.	3,600	120,744

Sears Holdings Corp.*	1,258	132,731

Target Corp.	12,900	774,774

Wal-Mart Stores, Inc.	36,500	1,748,350

		3,892,641

Multi-utilities—0.54%
AES Corp.*	9,500	207,575

Centerpoint Energy, Inc.	4,700	83,895

Duke Energy Corp.	18,492	365,957

Questar Corp.	2,600	138,970

Williams Cos., Inc.	8,900	308,919

		1,105,316

Office electronics—0.11%
Xerox Corp.*	13,700	231,256

Oil & gas—9.25%
Anadarko Petroleum Corp.	7,300	413,180

Apache Corp.	5,000	483,950

Ashland, Inc.	1,100	54,164

Chesapeake Energy Corp.	6,600	249,810

Chevron Corp.	32,763	2,875,609

	Number of
Security description	shares	Value

Oil & gas—(concluded)
ConocoPhillips, Inc.	25,121	$2,010,685

Devon Energy Corp.	6,800	563,108

El Paso Corp.	11,100	178,488

EOG Resources, Inc.	4,000	331,120

Exxon Mobil Corp.	85,400	7,614,264

Hess Corp.	4,100	292,002

Marathon Oil Corp.	10,860	607,074

Murphy Oil Corp.	3,000	214,560

Noble Energy, Inc.	2,600	187,304

Occidental Petroleum Corp.	12,700	886,079

Sunoco, Inc.	1,600	107,360

Tesoro Corp.	1,900	93,442

Transocean, Inc.*	4,748	651,880

Valero Energy Corp.	8,600	559,602

XTO Energy, Inc.	6,433	397,688

		18,771,369

Paper & forest products—0.29%
International Paper Co.	6,800	229,500

MeadWestvaco Corp.	3,200	105,184

Weyerhaeuser Co.	3,400	248,812

		583,496

Personal products—0.19%
Avon Products, Inc.	7,400	303,770

Estee Lauder Cos., Inc., Class A	1,900	85,272

		389,042

Pharmaceuticals—6.77%
Abbott Laboratories	23,900	1,374,489

Allergan, Inc.	4,600	308,384

Barr Pharmaceuticals, Inc.*	1,700	91,290

Bristol-Myers Squibb Co.	31,200	924,456

Eli Lilly & Co.	15,400	815,430

Forest Laboratories, Inc.*	5,300	204,315

Hospira, Inc.*	2,900	125,570

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value

Pharmaceuticals—(concluded)
Johnson & Johnson	44,600	$3,021,204

King Pharmaceuticals, Inc.*	4,300	45,537

Medco Health Solutions, Inc.*	4,400	439,956

Merck & Co., Inc.	33,800	2,006,368

Mylan Laboratories, Inc.	3,400	48,892

Pfizer, Inc.	107,200	2,547,072

Schering-Plough Corp.	23,700	741,810

Watson Pharmaceuticals, Inc.*	1,900	55,689

Wyeth	20,300	996,730

		13,747,192

Real estate—1.10%
Apartment Investment & Management Co., Class A	1,700	67,609

AvalonBay Communities, Inc.	1,100	109,384

Boston Properties, Inc.	1,900	186,998

CB Richard Ellis Group, Inc., Class A*	2,900	68,875

Developers Diversified Realty Corp.	1,500	66,615

Equity Residential Properties Trust	3,700	137,677

General Growth Properties, Inc.	3,700	171,828

Host Hotels & Resorts, Inc.	7,900	151,601

Kimco Realty Corp.	3,800	150,062

Plum Creek Timber Co., Inc.	3,000	139,110

ProLogis	4,200	274,764

Public Storage, Inc.	2,000	154,680

Simon Property Group, Inc.	3,700	364,265

Vornado Realty Trust	2,000	180,000

		2,223,468

	Number of
Security description	shares	Value

Road & rail—0.75%
Burlington Northern Santa Fe, Inc.	4,800	$400,896

CSX Corp.	6,600	277,200

Norfolk Southern Corp.	6,400	327,744

Union Pacific Corp.	4,100	517,174

		1,523,014

Semiconductor equipment & products—2.60%
Advanced Micro Devices, Inc.*	7,900	77,104

Altera Corp.	5,700	107,046

Analog Devices, Inc.	4,400	135,432

Applied Materials, Inc.	21,300	401,079

Broadcom Corp., Class A*	7,450	199,213

Intel Corp.	90,000	2,347,200

KLA-Tencor Corp.	3,300	158,664

Linear Technology Corp.	4,000	121,840

LSI Logic Corp.*	11,000	61,050

MEMC Electronic Materials, Inc.*	3,000	232,740

Microchip Technology, Inc.	2,700	77,733

Micron Technology, Inc.*	12,600	104,832

National Semiconductor Corp.	3,500	80,010

Novellus Systems, Inc.*	1,800	46,818

NVIDIA Corp.*	8,100	255,474

QLogic Corp.*	2,800	37,856

Teradyne, Inc.*	2,600	28,314

Texas Instruments, Inc.	22,700	716,639

Xilinx, Inc.	4,000	87,600

		5,276,644

Software—3.49%
Adobe Systems, Inc.*	8,800	370,832

Autodesk, Inc.*	3,900	183,651

BMC Software, Inc.*	3,300	109,164

CA, Inc.	6,700	164,083

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value

Software—(concluded)
Citrix Systems, Inc.*	2,800	$103,544

Compuware Corp.*	5,300	43,778

Electronic Arts, Inc.*	4,500	252,855

Intuit, Inc.*	5,700	167,124

Microsoft Corp.	124,012	4,166,803

Novell, Inc.*	4,700	32,994

Oracle Corp.*	61,600	1,243,088

Symantec Corp.*	13,306	236,847

		7,074,763

Specialty retail—1.49%
Abercrombie & Fitch Co., Class A	1,400	114,856

AutoNation, Inc.*	2,576	42,504

AutoZone, Inc.*	800	89,304

Bed, Bath & Beyond, Inc.*	3,800	119,510

Best Buy Co., Inc.	5,300	270,565

Circuit City Stores-Circuit City Group	2,200	14,234

Gap, Inc.	8,400	171,360

Home Depot, Inc.	25,475	727,566

Limited Brands	3,900	78,312

Lowe’s Cos., Inc.	23,300	568,753

Office Depot, Inc.*	4,900	83,986

OfficeMax, Inc.	1,400	34,902

RadioShack Corp.	2,600	48,100

Sherwin-Williams Co.	1,800	113,094

Staples, Inc.	10,400	246,480

Tiffany & Co.	2,200	102,146

TJX Cos., Inc.	6,600	193,644

		3,019,316

Textiles & apparel—0.41%
Coach, Inc.*	6,100	226,554

Jones Apparel Group, Inc.	1,700	31,688

Liz Claiborne, Inc.	1,900	47,671

Nike, Inc., Class B	5,700	374,205

	Number of
Security description	shares	Value

Textiles & apparel—(concluded)
Polo Ralph Lauren Corp.	800	$55,184

V.F. Corp.	1,300	97,227

		832,529

Tobacco—1.31%
Altria Group, Inc.	32,400	2,512,944

UST, Inc.	2,500	144,750

		2,657,694

Trading companies & distributors—0.12%
Genuine Parts Co.	2,700	129,735

W.W. Grainger, Inc.	1,200	105,960

		235,695

Wireless telecommunication services—0.13%
American Tower Corp., Class A*	6,000	273,240

Total common stocks (cost—$144,089,870)		201,336,221

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

	Face
Security description	amount	Value

Short-term US government obligations—0.05%

US Treasury Bills
4.700%, due 12/20/07(2),(3) (cost— $104,740)	$105,000	$104,740

Repurchase agreement—0.20%

Repurchase agreement dated 11/30/07 with State Street Bank & Trust Co., 2.850%, due 12/03/07, collateralized by $175,457 US Treasury Bonds, 4.750% to 8.125% due 08/15/21 to 02/15/37 and $172,059 US Treasury Notes, 4.125% to 5.000% due 12/31/08 to 05/15/15; (value— $414,124); proceeds: $406,096 (cost— $406,000)	406,000	406,000

	Number of shares

Investments of cash collateral from securities loaned—0.00%

Money market funds(4)—0.00%

AIM Prime Money Market Portfolio, 4.665%	5	5

UBS Private Money Market Fund LLC, 4.814%(5)	324	324

Total money market funds (cost—$329)		329

Total investments (cost—$144,600,939)—99.44%		201,847,290

Other assets in excess of liabilities—0.56%		1,133,207

Net assets—100.00%		$202,980,497

*	Non-income producing security.
(1)	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.
(2)	Interest rate shown is the discount rate at date of purchase.
(3)	Entire amount delivered to broker as collateral for futures transactions.
(4)	Rates shown reflect yield at November 30, 2007.
(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended November 30, 2007:

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		six months	six months		the six months
	Value at	ended	ended	Value at	ended
Security description	05/31/07	11/30/07	11/30/07	11/30/07	11/30/07

UBS Private Money
Market Fund LLC	$191,482	$1,457,370	$1,648,528	$324	$112

UBS S&P 500 Index Fund

Portfolio of investments—November 30, 2007 (unaudited)

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost	value	depreciation

5	S&P 500 Index Futures	December 2007	$1,889,600	$1,854,625	($34,975)

Issuer breakdown by country of origin

Percentage of total investments

United States	97.4%

Bermuda	0.9

Netherlands Antilles	0.8

Cayman Islands	0.7

Panama	0.2

Total	100.0%

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2007 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost—$144,600,615)	$201,846,966

Investment in an affiliated security, at value (cost—$324)	324

Total investments in securities, at value (cost—$144,600,939)		$201,847,290

Cash		160

Receivable for investments sold		1,131,265

Receivable for shares of beneficial interest sold		56,527

Receivable for dividends and interest		424,072

Receivable for variation margin		9,565

Other assets		33,159

Total assets		203,502,038

Liabilities:
Payable for investments purchased		219,974

Payable to affiliates		74,373

Payable for shares of beneficial interest repurchased		41,041

Payable for cash collateral from securities loaned		329

Accrued expenses and other liabilities		185,824

Total liabilities		521,541

Net assets:
Shares of beneficial interest—$0.001 par value per share (unlimited amount authorized)		164,764,800

Accumulated undistributed net investment income		2,333,432

Accumulated net realized loss from investment activities and futures		(21,329,111)

Net unrealized appreciation of investments and futures		57,211,376

Net assets		$202,980,497

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of assets and liabilities—November 30, 2007 (unaudited)

Class A:
Net assets	$129,166,599

Shares outstanding	7,453,149

Net asset value per share	$17.33

Maximum offering price per share (net asset value plus sales charge of 2.50%)	$17.77

Class B:
Net assets	$1,721,293

Shares outstanding	100,132

Net asset value and offering price per share	$17.19

Class C:
Net assets	$29,583,961

Shares outstanding	1,732,723

Net asset value and offering price per share	$17.07

Class C-2:
Net assets	$4,746,970

Shares outstanding	277,505

Net asset value and offering price per share	$17.11

Class Y:
Net assets	$37,761,674

Shares outstanding	2,164,855

Net asset value and offering price per share	$17.44

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of operations

For the
six months ended
November 30, 2007
(unaudited)

Investment income:
Dividends	$1,983,648

Interest	19,929

Securities lending income (includes $112 earned from an affiliated entity)	186

2,003,763

Expenses:
Investment advisory and administration fees	212,065

Service fees—Class A	171,918

Service and distribution fees—Class B	6,819

Service and distribution fees—Class C	151,393

Service and distribution fees—Class C-2	15,734

Transfer agency and related services fees—Class A	86,422

Transfer agency and related services fees—Class B	2,575

Transfer agency and related services fees—Class C	12,317

Transfer agency and related services fees—Class C-2	2,548

Transfer agency and related services fees—Class Y	32,112

Professional fees	57,907

Custody and accounting fees	42,413

State registration fees	28,876

Reports and notices to shareholders	24,868

Licensing fees	10,603

Trustees’ fees	8,724

Insurance expense	4,419

Interest expense	524

Other expenses	14,885

887,122

Less: Expense reimbursements by advisor	(63,588)

Net expenses	823,534

Net investment income	1,180,229

Net realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from: Investments	6,235,144

Futures	(667)

Net change in unrealized appreciation/depreciation of: Investments	(13,162,616)

Futures	(40,185)

Net realized and unrealized loss from investment activities	(6,968,324)

Net decrease in net assets resulting from operations	$(5,788,095)

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Statement of changes in net assets

	For the six
	months ended	For the
	November 30, 2007	year ended
	(unaudited)	May 31, 2007

From operations:
Net investment income	$1,180,229	$2,483,491

Net realized gains from investment activities and futures	6,234,477	7,671,826

Net change in unrealized appreciation/depreciation of investments and futures	(13,202,801)	31,782,140

Net increase (decrease) in net assets resulting from operations	(5,788,095)	41,937,457

Dividends and distributions to shareholders from:
Net investment income—Class A	—	(1,711,073)

Net investment income—Class B	—	(19,552)

Net investment income—Class C	—	(147,059)

Net investment income—Class C-2	—	(36,332)

Net investment income—Class Y	—	(508,844)

Net realized gains from investment activities—Class A	—	(165,728)

Net realized gains from investment activities—Class B	—	(5,275)

Net realized gains from investment activities—Class C	—	(36,716)

Net realized gains from investment activities—Class C-2	—	(5,642)

Net realized gains from investment activities—Class Y	—	(40,733)

	—	(2,676,954)

From beneficial interest transactions:
Net proceeds from the sale of shares	13,307,192	39,844,267

Cost of shares repurchased	(28,342,888)	(67,724,771)

Proceeds from dividends reinvested	—	2,626,204

Net decrease in net assets from beneficial interest transactions	(15,035,696)	(25,254,300)

Redemption fees	5,345	1,672

Net increase (decrease) in net assets	(20,818,446)	14,007,875

Net assets:
Beginning of period	223,798,943	209,791,068

End of period	$202,980,497	$223,798,943

Accumulated undistributed net investment income	$2,333,432	$1,153,203

See accompanying notes to financial statements

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	November 30, 2007
	(unaudited)

Net asset value, beginning of period	$17.80

Net investment income(1)	0.10

Net realized and unrealized gains (losses) from investment activities	(0.57)

Net increase (decrease) from operations	(0.47)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$17.33

Total investment return(2)	(2.64)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$129,167

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.70	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	0.76	%(3),(4)

Net investment income to average net assets	1.19	%(3),(4)

Portfolio turnover	1%

(1)	Calculated using the average month-end shares outstanding for the period.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Annualized.
(4)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements

Class A

For the years ended May 31,

2007		2006	2005	2004	2003

$14.79		$13.86	$13.04	$11.19	$12.37

0.20		0.18	0.19	0.13	0.12

3.03		0.93	0.81	1.82	(1.20)

3.23		1.11	1.00	1.95	(1.08)

(0.20)		(0.18)	(0.18)	(0.10)	(0.10)

(0.02)		—	—	—	—

(0.22)		(0.18)	(0.18)	(0.10)	(0.10)

$17.80		$14.79	$13.86	$13.04	$11.19

21.93%		7.99%	7.62%	17.48%	(8.70)%

$145,590		$138,585	$143,288	$140,491	$79,638

0.70	%(4)	0.70%	0.70%	0.70%	0.67%

0.74	%(4)	0.82%	0.79%	0.84%	0.84%

1.26	%(4)	1.23%	1.41%	1.02%	1.14%

2%		4%	7%	16%	10%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	November 30, 2007
	(unaudited)

Net asset value, beginning of period	$17.69

Net investment income(2)	0.06

Net realized and unrealized gains (losses) from investment activities	(0.56)

Net increase (decrease) from operations	(0.50)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$17.19

Total investment return(3)	(2.88)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,721

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.10	%(4),(5)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.28	%(4),(5)

Net investment income to average net assets	0.74	%(4),(5)

Portfolio turnover	1%

(1)	Commencement of issuance of shares.
(2)	Calculated using the average month-end shares outstanding for the period.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.
(4)	Annualized.
(5)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements

Class B

				For the period
For the years ended May 31,				November 7, 2003(1)
				through
2007		2006	2005	May 31, 2004

$14.64		$13.70	$12.89	$12.12

0.13		0.11	0.13	0.04

3.01		0.91	0.80	0.77

3.14		1.02	0.93	0.81

(0.07)		(0.08)	(0.12)	(0.04)

(0.02)		—	—	—

(0.09)		(0.08)	(0.12)	(0.04)

$17.69		$14.64	$13.70	$12.89

21.57%		7.48%	7.18%	6.70%

$2,873		$6,771	$12,924	$18,595

1.10	%(5)	1.10%	1.10%	1.10	%(4)

1.18	%(5)	1.16%	1.15%	1.18	%(4)

0.82	%(5)	0.80%	1.01%	0.59	%(4)

2%		4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	November 30, 2007
	(unaudited)

Net asset value, beginning of period	$17.60

Net investment income(1)	0.04

Net realized and unrealized gains (losses) from investment activities	(0.57)

Net increase (decrease) from operations	(0.53)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$17.07

Total investment return(3)	(3.07)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$29,584

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.45	%(4),(5)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.46	%(4),(5)

Net investment income to average net assets	0.44	%(4),(5)

Portfolio turnover	1%

(1)	Calculated using the average month-end shares outstanding for the period.
(2)	Amount of dividend paid represents less than $0.005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(4)	Annualized.
(5)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements

Class C

For the years ended May 31,

2007		2006	2005	2004	2003

$14.63		$13.70	$12.89	$11.06	$12.21

0.08		0.07	0.09	0.03	0.04

2.99		0.91	0.79	1.81	(1.19)

3.07		0.98	0.88	1.84	(1.15)

(0.08)		(0.05)	(0.07)	(0.01)	(0.00	)(2)

(0.02)		—	—	—	—

(0.10)		(0.05)	(0.07)	(0.01)	(0.00	)(2)

$17.60		$14.63	$13.70	$12.89	$11.06

21.07%		7.18%	6.79%	16.68%	(9.39)%

$31,744		$29,967	$36,023	$41,204	$31,277

1.45	%(5)	1.45%	1.45%	1.45%	1.42%

1.46	%(5)	1.47%	1.49%	1.53%	1.63%

0.51	%(5)	0.47%	0.66%	0.27%	0.39%

2%		4%	7%	16%	10%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class C-2

	For the six
	months ended
	November 30, 2007
	(unaudited)

Net asset value, beginning of period	$17.61

Net investment income(2)	0.07

Net realized and unrealized gains (losses) from investment activities	(0.57)

Net increase (decrease) from operations	(0.50)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$17.11

Total investment return(3)	(2.84)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$4,747

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.10	%(4),(5)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.14	%(4),(5)

Net investment income to average net assets	0.79	%(4),(5)

Portfolio turnover	1%

(1)	Commencement of issuance of shares.
(2)	Calculated using the average month-end shares outstanding for the period.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for periods of less than one year has not been annualized.
(4)	Annualized.
(5)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements

Class C-2

				For the period
For the years ended May 31,				November 7, 2003(1)
				through
2007		2006	2005	May 31, 2004

$14.62		$13.70	$12.89	$12.12

0.13		0.12	0.13	0.04

3.00		0.91	0.79	0.77

3.13		1.03	0.92	0.81

(0.12)		(0.11)	(0.11)	(0.04)

(0.02)		—	—	—

(0.14)		(0.11)	(0.11)	(0.04)

$17.61		$14.62	$13.70	$12.89

21.50%		7.54%	7.15%	6.70%

$5,002		$5,071	$5,816	$6,862

1.10	%(5)	1.10%	1.10%	1.10	%(4)

1.14	%(5)	1.15%	1.19%	1.21	%(4)

0.85	%(5)	0.83%	1.01%	0.60	%(4)

2%		4%	7%	16%

UBS S&P 500 Index Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Class Y

	For the six
	months ended
	November 30, 2007
	(unaudited)

Net asset value, beginning of period	$17.90

Net investment income(1)	0.13

Net realized and unrealized gains (losses) from investment activities	(0.59)

Total increase (decrease) from operations	(0.46)

Dividends from net investment income	—

Distributions from net realized gains from investment activities	—

Total dividends and distributions to shareholders	—

Net asset value, end of period	$17.44

Total investment return(2)	(2.57)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$37,762

Expenses to average net assets, net of fee waivers and/or expense reimbursements by and recoupments to advisor	0.45	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	0.55	%(3),(4)

Net investment income to average net assets	1.45	%(3),(4)

Portfolio turnover	1%

(1)	Calculated using the average month-end shares outstanding for the period.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return for the period of less than one year has not been annualized.
(3)	Annualized.
(4)	Includes interest expense of less than 0.01%.
(5)	The advisor recouped expenses previously paid by the advisor on behalf of the Fund, not to exceed the expense cap.

See accompanying notes to financial statements

34

Class Y

For the years ended May 31,

2007		2006	2005		2004	2003

$14.86		$13.93	$13.11		$11.24	$12.41

0.25		0.22	0.23		0.15	0.14

3.05		0.92	0.80		1.84	(1.19)

3.30		1.14	1.03		1.99	(1.05)

(0.24)		(0.21)	(0.21)		(0.12)	(0.12)

(0.02)		—	—		—	—

(0.26)		(0.21)	(0.21)		(0.12)	(0.12)

$17.90		$14.86	$13.93		$13.11	$11.24

22.34%		8.21%	7.83%		17.79%	(8.42)%

$38,589		$29,396	$24,105		$21,783	$12,324

0.45	%(4)	0.45%	0.45	%(5)	0.45%	0.42%

0.56	%(4)	0.67%	0.45%		0.45%	0.58%

1.52	%(4)	1.49%	1.67	%(5)	1.24%	1.39%

2%		4%	7%		16%	10%

35

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

Organization and significant accounting policies
UBS S&P 500 Index Fund (the “Fund”) is currently the sole series of UBS Index Trust (the “Trust”), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and was organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

As of October 1, 2007, new or additional investments into Class B shares, including investments through an automatic investment plan, are not permitted. Existing shareholders of Class B shares may: (i) continue as Class B shareholders; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange their Class B shares for Class B shares of other series of the UBS Family of Funds, as permitted by existing exchange privileges. For Class B shares outstanding on October 1, 2007 and Class B shares acquired upon reinvestment of dividends and distributions or through exchanges, all Class B share attributes, including the associated Rule 12b-1 service plan and distribution fees, contingent deferred sales charges and conversion features will continue.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires Fund management to make

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Futures contracts—The Fund may use futures in strategies intended to simulate full investment in the S&P 500 Index stocks while retaining a cash balance for Fund management purposes. The Fund also may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return on realized gains. Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses and would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. The separate account for margin will be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. At November 30, 2007, the Fund owed UBS Global AM $20,709 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual ordinary operating expenses of Class A, Class B, Class C, Class C-2 and Class Y shares at a level not to exceed 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively, through September 30, 2008 (excluding interest expense, if any). The Fund will repay UBS Global AM for any such waivers/reimbursements during the following three-year period to the extent that operating expenses are otherwise below the expense caps. For the six months ended November 30, 2007, UBS Global AM waived fees/reimbursed expenses of $63,588.

At November 30, 2007, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Fee waivers/expense reimbursements	Expires	Expires	Expires	Expires
subject to repayment	May 31, 2008	May 31, 2009	May 31, 2010	May 31, 2011

Class A	$131,391	$180,839	$51,743	$39,406

Class B	9,281	6,119	3,437	1,840

Class C	14,544	7,351	3,372	2,013

Class C-2	5,863	2,981	1,934	910

Class Y	—	60,706	37,948	19,419

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Trust. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended November 30, 2007, the Fund paid brokerage commissions to Morgan Stanley in the amount of $499.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. There is no service or distribution plan with respect to the Fund’s Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM—US monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. At November 30, 2007, the Fund owed UBS Global AM—US $53,664 for service and distribution fees.

UBS Global AM—US also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM—US has informed the Fund that for the six months ended November 30, 2007, it earned $4,400, $3,817, $1,542 and $876 in initial sales and deferred sales charges on Class A, Class B, Class C, and Class C-2 shares, respectively.

Redemption fees
Effective March 1, 2007, there is a redemption fee of 1.00% on any class of shares if an investor sells or exchanges shares less than 90 days after purchase, subject to certain exemptions as noted in the prospectus. For the six months ended November 30, 2007, redemption fees paid to the Fund were $5,345.

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

Transfer agency related services fees
UBS Financial Services Inc., an indirect wholly owed subsidiary of UBS AG, provides certain services pursuant to a delegation of authority from PFPC, Inc. (“PFPC”), the Fund’s transfer agent, and was compensated for these services by PFPC, not the Fund.

For the six months ended November 30, 2007, UBS Financial Services Inc. received from PFPC, not the Fund, $14,092 of the total transfer agency and related services fees paid by the Fund to PFPC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the six months ended November 30, 2007, UBS Securities LLC earned $62 in compensation as the Fund’s lending agent. The Fund did not have any securities on loan at November 30, 2007 and did not owe UBS Securities LLC any compensation as lending agent.

Bank line of credit
The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to the Fund at the

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

overnight federal funds rate in effect at the time of borrowings, plus 0.50%. During the six months ended November 30, 2007, the Fund had an average daily amount of borrowing of $811,296 for 4 days with a related weighted average annualized interest rate of 5.81%, which resulted in $524 of interest expense.

Purchases and sales of securities
For the six months ended November 30, 2007, aggregate purchases and sales of portfolio securities, excluding short-term securities and US Government securities, were $2,902,362 and $15,429,126, respectively.

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended May 31, 2007 was as follows:

Distributions paid from:	2007

Ordinary income	$2,422,860

Capital gains	254,094

The tax character of distributions paid to shareholders and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending May 31, 2008.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at November 30, 2007 were as follows:

Tax cost of investments	$144,600,939

Gross unrealized appreciation	65,785,020

Gross unrealized depreciation	(8,538,669)

Net unrealized appreciation	$57,246,351

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

At May 31, 2007, the Fund had a net capital loss carryforward of $13,548,241. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $7,021,736 in 2010 and $6,526,505 in 2011. The entire capital loss carryforward is from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, during the fiscal year ended May 31, 2007, the Fund utilized $1,753,144 of the capital loss carryforward to offset prior year realized gains.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class A		Class B

For the six months ended
November 30, 2007:	Shares	Amount	Shares	Amount

Shares sold	529,790	$9,222,609	191	$3,296

Shares repurchased	(1,292,568)	(22,625,551)	(24,770)	(433,323)

Shares converted from
Class B to Class A	37,431	656,287	(37,688)	(656,287)

Net decrease	(725,347)	$(12,746,655)	(62,267)	$(1,086,314)

	Class C		Class C-2

For the six months ended
November 30, 2007:	Shares	Amount	Shares	Amount

Shares sold	74,136	$1,277,628	174	$3,000

Shares repurchased	(144,657)	(2,504,167)	(6,773)	(116,019)

Net decrease	(70,521)	$(1,226,539)	(6,599)	$(113,019)

	Class Y

For the six months ended
November 30, 2007:	Shares	Amount

Shares sold	159,180	$2,800,659

Shares repurchased	(150,686)	(2,663,828)

Net increase	8,494	$136,831

UBS S&P 500 Index Fund

Notes to financial statements—November 30, 2007 (unaudited)

	Class A		Class B

For the year ended
May 31, 2007:	Shares	Amount	Shares	Amount

Shares sold	1,892,928	$30,508,670	1,060	$16,848

Shares repurchased	(3,423,659)	(54,344,598)	(74,803)	(1,172,769)

Shares converted from
Class B to Class A	225,635	3,575,983	(227,615)	(3,575,983)

Dividends reinvested	111,674	1,839,274	1,310	21,480

Net decrease	(1,193,422)	$(18,420,671)	(300,048)	$(4,710,424)

	Class C		Class C-2

For the year ended
May 31, 2007:	Shares	Amount	Shares	Amount

Shares sold	82,704	$1,313,135	413	$6,539

Shares repurchased	(338,977)	(5,407,509)	(65,668)	(1,032,627)

Dividends reinvested	10,797	176,420	2,461	40,169

Net decrease	(245,476)	$(3,917,954)	(62,794)	$(985,919)

	Class Y

For the year ended
May 31, 2007:	Shares	Amount

Shares sold	491,038	$7,999,075

Shares repurchased	(345,618)	(5,767,268)

Dividends reinvested	33,184	548,861

Net increase	178,604	$2,780,668

UBS S&P 500 Index Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Background—At a meeting of the board of UBS Index Trust (the “Trust”) on July 18, 2007, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (1940 Act), considered and approved the continuance of the Investment Advisory and Administration Contract with respect to UBS S&P 500 Index Fund (the “Fund”). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. In addition, one of the Independent Trustees and legal counsel to the Independent Trustees met several times with management and representatives of PricewaterhouseCoopers LLP (“PwC”) to discuss management’s proposed profitability methodology and made suggestions for changes to the methodology. As a result of management’s focus on the profitability methodology and this series of meetings, the Independent Trustees received extensive information on UBS Global AM’s profitability, a report from management on the methodology used and a report from PwC on industry practices with respect to profitability methodology. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Trustees also met for several hours the evening before the board meeting to discuss matters related to the Fund and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board considered the following factors:

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

Nature, extent and quality of the services under the investment advisory and administration contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Contract during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

was part of the UBS Global Asset Management Division, which had over $700 billion of assets under management worldwide as of June 2007.

The board reviewed how transactions in Fund assets are effected. The board also reviewed the Fund’s brokerage policies and practices, the standards applied in seeking best execution, policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocation procedures. In addition, UBS Global AM also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the expense reimbursement arrangement (described below) implemented for the Fund and considered the actual fee rate (after taking such reimbursements into account) (the “Actual Management Fee”). The board considered that UBS Global AM had entered into a written expense reimbursement agreement with the Fund pursuant to which UBS Global AM was contractually obligated to reimburse the Fund so that the annual ordinary total operating expenses of each class of shares through September 30, 2007 (excluding interest expense, if any) would not exceed 0.70% for Class A, 1.10% for Class B, 1.45% for Class C, 1.10% for Class C-2 and 0.45% for Class Y. The board also considered that the Fund had agreed to repay UBS Global AM for any reimbursed expenses to the extent that it can do so over the following three years without causing the Fund’s expenses in any of those three years to exceed these caps. Management noted that consideration of expense reimbursement arrangements extending into 2008 normally would be considered at the board’s next meeting in September. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

In connection with its consideration of the Fund’s advisory fees, the board also received information on UBS Global AM’s standard institutional account fees for accounts following various equity strategies. The board noted that, in general, these fees were higher than the Contractual Management Fee and Actual Management Fee for the Fund, but also noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of funds versus such accounts and the differences in the types of investments and levels of services required by funds and such accounts. The board also received information on fees charged to other funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered the total expenses of the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile for its Expense Group for the comparable periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The board also noted that the Fund’s total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report. The board noted management’s explanation that contributing factors to the Fund’s relatively higher total expenses in comparison to its Expense Group were higher transfer agency fees caused by relatively low average shareholder account size balances.

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-year and since inception periods ended April 30, 2007 and (b) annualized performance information for each year since the inception of the Fund through April 30, 2007. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance, including with respect to its benchmark index.

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management noted that the Fund’s underperformance directly correlates with the relatively small size of the Fund, i.e., the ability of the Fund to realize economies of scale, and the relatively small size of shareholder accounts. In addition, management also noted that the Fund’s return for each of the comparison periods was close to that of its Performance Universe’s mean return. Based on its review, the board concluded that the Fund’s investment performance was satisfactory.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the fund. The board also received profitability information with respect to the entire UBS New York fund complex. In addition, the board received information with respect to UBS Global AM’s allocation methodologies used in preparing this profitability data, as noted above. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it

UBS S&P 500 Index Fund

Board approval of investment advisory and administration contract (unaudited)

believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that, although the Fund’s assets have vacillated over time, when and to the extent the Fund’s assets have increased, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data and the Actual (as well as Contractual) Management Fee, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2008